Interest in PSSVSA	12 Months Ended
Dec. 31, 2025
EBP 003
Interest in PSSVSA
Interest in PSSVSA

5. Interest in PSSVSA

A portion of the Plan’s investments are in the PSSVSA, which had previously been reported as a Master Trust Investment Account (MTIA) which was terminated on December 31, 2024. The Plan has an undivided interest in the PSSVSA. The PSSVSA is an insurance company separate account that invests in Morley Stable Income Bond Funds (Bond Funds) and the Principal Liquid Asset Separate Account (PLASA). The Bond Funds are collective investments trusts that invest in investment-grade fixed income securities.

The Bond Funds are maintained by PGITC. The PLASA is a separate account that invests in high quality short term instruments. The PSSVSA is valued at contract value as reported to the Plan by Principal Life.

Investments previously held within the MTIA are reported in the balance of Investments, at contract value on the Statements of Net Assets Available for Benefits.

The Plan gains access to the PSSVSA through a group annuity contract (Contract) issued by Principal Life. The Contract provides a crediting rate that amortizes portfolio gains and losses over time and accounts for benefit payments to the Plan’s participants at the contract value. Under the Contract, Principal Life agrees to pay any deficiency if the investments in the PSSVSA have been exhausted for benefit payments and the contract value is greater than zero. The objective of the PSSVSA is to preserve capital, credit relatively stable returns consistent with its comparatively low risk profile, and provide liquidity for benefit-responsive payments. The crediting interest rate is based on a formula agreed upon with Principal Life, but it may not be less than 0%. Such interest rates are reviewed on a monthly basis for resetting.

Certain events limit the ability of the Plan to transact at contract value with Principal Life when material event withdrawals are made, including (1) certain events that result in the termination of employment of a group of participants (including through layoffs or early retirement incentive programs instituted by the Company) representing 25% or more of the Plan Members in any calendar year, (2) a certain spin-off or sale of the Company’s business entity or location that affect more than 25% of the Plan Members, (3) certain adoptions of amendments to the Plan, any change in practice, or any change in participant withdrawal rights under the Plan. The Plan does not believe that the occurrence of any such material event is probable.

As required by Accounting Standards Codification (ASC) 962, Plan Accounting – Defined Contribution Pension Plans, the Statements of Net Assets Available for Benefits present the fair value of investments, excluding the fully benefit-responsive investment contract which is presented at contract value.

The net assets, including investments, transferred out of the MTIA on December 31, 2024 were as follows:

December 31,
2024
MTIA

PLASA	$6,284,522
Bond Funds	168,152,041
Total net assets at contract value	$174,436,563